Liquidity and Management’s Plans (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Liquidity and Management’s Plan [Abstract]
Cash equivalents and investments balance	$ 14.1	$ 15.7
Working capital	13.4	15.2
Stockholder equity	13.5	15.3
Net loss		$ 12.2
Net loss amount	$ 2.2